Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Significant Accounting Policies (Details) [Line Items]
Impairment loss on right of use assets	¥ 13,385		¥ 4,667	¥ 21,103
Impairment loss on property plant equipment	16,347		3,460	9,479
Impairment loss property held for sale	114,485	$ 17,965	36,505	52,030
Term deposit to the commercial bank | $
Impairment loss	1,504,525
Other income	¥ 7,352		13,931	16,782
Uncertain income tax percentage	50.00%	50.00%
Excluded from calculation years	3 years	3 years
Cash and cash equivalents	¥ 131,600		123,385
Short term borrowings			1,000
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Voting percentage	20.00%				20.00%
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Voting percentage	50.00%				50.00%
PRC Commercial Bank [Member]
Significant Accounting Policies (Details) [Line Items]
Term deposit to the commercial bank			40,669
Right of Use Assets [Member]
Significant Accounting Policies (Details) [Line Items]
Impairment loss property held for sale			¥ 28,378	¥ 21,448